Deferred Acquisition Costs	12 Months Ended
Dec. 31, 2017
Deferred Acquisition Costs
(9)	Deferred Acquisition Costs
DAC at December 31 and the changes in the balance for the years then ended are as follows:

	2017	2016	2015
Balance, beginning of year	$129,868	134,374	118,319
Capitalization	2,650	6,406	13,531
Interest	6,184	6,471	6,197
Amortization	(17,820)	(17,691)	(11,563)
Change in shadow DAC	(221)	308	7,890
Balance, end of year	$120,661	129,868	134,374
The Company reviews its best-estimate assumptions each year and records “unlocking” as appropriate. These reviews are based on recent changes in the operations of the Company and actual and expected performance of in-force policies. The reviews include all assumptions, including mortality, lapses, expenses, and separate account returns. The revised best estimate assumptions were applied to the current in-force policies to project future gross profits.
The pretax impact on the Company’s assets and liabilities as a result of the unlocking during the years ended December 31 is as follows:

	2017	2016	2015
Assets:
DAC	$(849)	(1,030)	2,641
DSI	(141)	(212)	337
Total increase (decrease) in assets	(990)	(1,242)	2,978
Liabilities:
Account balances and future policy benefit reserves	(1,910)	(1,954)	5,867
Unearned premiums	—	4	40
Total increase (decrease) in liabilities	(1,910)	(1,950)	5,907
Net increase (decrease) in income before taxes	$920	708	(2,929)